OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities
The components of other non-current liabilities are as follows:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities	$297	$601
Lease liabilities(1)	842	784
Derivative liabilities	108	115
Provisions	6	6
Deferred revenue	9	20
Loans and notes payable	6	16
Total other non-current liabilities	$1,268	$1,542
(1)For the year ended December 31, 2025, interest expense relating to total lease liabilities (see Note 18, Accounts Payable And Other Liabilities for the current portion) was $64 million (2024 - $84 million).